UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT
January 31, 2017

Palmer Square Ultra-Short Duration Investment Grade Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Supplemental Information	19
Expense Example	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 2.1%
$150,000	Calpine Corp. 4.500%, 11/30/2017[1,2,7]	$150,250
250,000	Dell International LLC 0.000%, 12/31/2018[1,7]	250,586
198,667	HCA, Inc. 2.278%, 6/10/2020[1,6,7,8]	198,450

	TOTAL BANK LOANS (Cost $597,934)	599,286

	BONDS – 92.5%
	ASSET-BACKED SECURITIES – 38.1%
500,000	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[2]	500,780
250,000	Apidos CLO XIV Series 2013-14A, Class A, 2.173%, 4/15/2025[1,2,3]	250,193
	ARES CLO Ltd.
263,633	Series 2012-2A, Class AR, 2.308%, 10/12/2023[1,2,3]	263,952
250,000	Series 2012-2A, Class CR, 3.718%, 10/12/2023[1,2,3]	250,734
250,000	Atrium X Series 10A, Class A, 2.143%, 7/16/2025[1,2,3]	250,166
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 2.352%, 4/13/2027[1,2,3]	250,255
196,500	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[2,3]	197,519
500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CR, 3.523%, 1/15/2025[1,2,3]	500,632
350,000	Ford Credit Auto Owner Trust Series 2013-C, Class C, 1.910%, 3/15/2019[2]	351,027
	Freddie Mac Structured Agency Credit Risk Debt Notes
511,855	Series 2015-DNA2, Class M2, 3.371%, 12/25/2027[1,2]	523,196
731,709	Series 2016-HQA3, Class M1, 1.571%, 3/25/2029[1,2]	733,564
	Honda Auto Receivables Owner Trust
89,179	Series 2014-2, Class A3, 0.770%, 3/19/2018[2]	89,110
600,000	Series 2014-2, Class A4, 1.180%, 5/18/2020[2]	599,855
500,000	Madison Park Funding XI Ltd. Series 2013-11A, Class A1A, 2.321%, 10/23/2025[1,2,3]	501,191
500,000	Marine Park CLO Ltd. Series 2012-1A, Class BR, 3.509%, 5/18/2023[1,2,3]	502,080
550,000	Nissan Auto Lease Trust Series 2014-B, Class A4, 1.290%, 3/16/2020[2]	550,146
990,000	Nissan Auto Receivables Owner Trust Series 2013-C, Class A4, 1.300%, 6/15/2020[2]	990,345
360,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.751%, 6/15/2049[2,3]	357,056

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$450,000	Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1, 2.521%, 8/17/2048[2,3]	$448,215
330,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2015-T3, Class AT3, 2.920%, 7/15/2047[2,3]	330,177
	Station Place Securitization Trust
250,000	Series 2016-1, Class A, 1.771%, 2/25/2017[1,2]	250,000
300,000	Series 2017-1, Class A, 1.771%, 2/25/2049[1,2,3]	300,000
483,622	Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.120%, 2/15/2019[2]	483,404
750,000	Voya CLO Ltd. Series 2013-2A, Class A1, 2.188%, 4/25/2025[1,2,3]	751,309
566,298	World Omni Auto Receivables Trust Series 2013-A, Class A4, 0.870%, 7/15/2019[2]	566,196
133,402	World Omni Automobile Lease Securitization Trust Series 2014-A, Class A3, 1.160%, 9/15/2017[2]	133,395

	TOTAL ASSET-BACKED SECURITIES (Cost $10,919,511)	10,924,497

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 25.6%
200,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class A, 1.817%, 9/15/2026[1,3]	200,286
216,687	Banc of America Commercial Mortgage Trust Series 2007-4, Class A4, 5.751%, 2/10/2051[1,2]	219,178
	Bear Stearns Commercial Mortgage Securities Trust
196,258	Series 2006-T22, Class B, 5.714%, 4/12/2038[1,2,3]	200,193
368,575	Series 2007-PW17, Class A1A, 5.650%, 6/11/2050[1,2]	374,160
206,486	Series 2007-PW17, Class A4, 5.694%, 6/11/2050[1,2]	209,102
227,429	CD Mortgage Trust Series 2007-CD5, Class A4, 5.886%, 11/15/2044[1,2]	230,538
400,000	COMM Mortgage Trust Series 2014-TWC, Class A, 1.617%, 2/13/2032[1,2,3]	400,798
500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class B, 2.773%, 7/15/2025[1,2,3]	500,630
	Fannie Mae Connecticut Avenue Securities
492,924	Series 2016-C06, Class 1M1, 2.071%, 4/25/2029[1,2]	495,324
246,800	Series 2016-C07, Class 2M1, 2.071%, 4/25/2029[1,2]	247,849
	Freddie Mac Structured Agency Credit Risk Debt Notes
44,519	Series 2014-DN1, Class M1, 1.771%, 2/25/2024[1,2]	44,541
517,282	Series 2016-DNA1, Class M1, 2.221%, 7/25/2028[1,2]	519,435
233,238	Series 2016-HQA2, Class M1, 1.971%, 11/25/2028[1,2]	233,796
500,000	Series 2017-DNA1, Class M1, 2.221%, 7/25/2029[1,2]	500,000
	FREMF Mortgage Trust
775,000	Series 2011-K702, Class B, 4.765%, 4/25/2044[1,2,3]	796,532

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	FREMF Mortgage Trust (Continued)
$158,563	Series 2013-KF02, Class B, 3.624%, 12/25/2045[1,2,3]	$159,318
100,000	GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.454%, 7/15/2031[1,2,3]	99,237
250,000	Marea CLO Ltd. Series 2012-1A, Class DR, 4.773%, 10/15/2023[1,2,3]	249,963
	Morgan Stanley Capital I Trust
780,344	Series 2007-HQ13, Class A3, 5.569%, 12/15/2044[2]	792,852
231,780	Series 2007-IQ15, Class A4, 5.904%, 6/11/2049[1,2]	234,737
357,456	Series 2007-IQ16, Class A4, 5.809%, 12/12/2049[2]	361,848
250,000	Treman Park CLO Ltd. Series 2015-1A, Class AR, 2.530%, 4/20/2027[1,2,3]	250,946

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,332,792)	7,321,263

	CORPORATE – 28.8%
	BASIC MATERIALS – 0.9%
250,000	Glencore Canada Corp. 5.500%, 6/15/2017[4]	253,773

	COMMUNICATIONS – 2.0%
185,000	AT&T, Inc. 1.750%, 1/15/2018	185,158
	Deutsche Telekom International Finance B.V.
250,000	1.443%, 9/19/2019[1,3,4]	249,704
150,000	1.605%, 1/17/2020[1,3,4]	150,264
		585,126
	CONSUMER, CYCLICAL – 1.2%
250,000	Hyundai Capital America 2.875%, 8/9/2018[3]	253,094
75,000	Nissan Motor Acceptance Corp. 1.602%, 1/13/2020[1,3]	75,107
		328,201
	CONSUMER, NON-CYCLICAL – 5.5%
250,000	Actavis, Inc. 1.875%, 10/1/2017	250,708
75,000	Amgen, Inc. 2.125%, 5/15/2017	75,202
250,000	Baxalta, Inc. 1.776%, 6/22/2018[1]	250,330
250,000	Ecolab, Inc. 1.450%, 12/8/2017	249,918
250,000	Kraft Heinz Foods Co. 2.000%, 7/2/2018	250,500

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$250,000	Mondelez International Holdings Netherlands B.V. 1.649%, 10/28/2019[1,3,4]	$250,939
250,000	Wm Wrigley Jr Co. 2.000%, 10/20/2017[3]	251,180
		1,578,777
	ENERGY – 3.6%
250,000	BP Capital Markets PLC 1.375%, 11/6/2017[4]	249,980
250,000	ConocoPhillips Co. 1.236%, 5/15/2018[1]	249,866
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	269,841
250,000	Halliburton Co. 5.900%, 9/15/2018	265,955
		1,035,642
	FINANCIAL – 11.8%
250,000	American Express Co. 1.506%, 5/22/2018[1]	250,750
250,000	Bank of America Corp. 2.066%, 3/22/2018[1]	252,057
100,000	BB&T Corp. 1.823%, 6/15/2018[1,2]	100,753
75,000	Branch Banking & Trust Co. 1.482%, 1/15/2020[1]	75,090
200,000	Capital One N.A. 1.722%, 9/13/2019[1,2]	200,962
250,000	Citigroup, Inc. 1.800%, 1/10/2020[1,2]	250,483
	Goldman Sachs Group, Inc.
100,000	1.763%, 12/15/2017[1]	100,352
150,000	1.757%, 12/13/2019[1]	150,145
250,000	International Lease Finance Corp. 5.875%, 4/1/2019	267,185
250,000	MetLife, Inc. 1.756%, 12/15/2017	250,725
250,000	Morgan Stanley 2.261%, 2/1/2019[1]	254,450
115,000	Prudential Financial, Inc. 1.686%, 8/15/2018[1]	115,481
250,000	Royal Bank of Canada 1.733%, 4/15/2019[1,4]	251,384

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$75,000	SunTrust Bank 0.000%, 1/31/2020[1,2]	$75,137
280,000	Toronto-Dominion Bank 1.881%, 1/22/2019[1,4]	282,369
250,000	U.S. Bancorp 1.396%, 11/15/2018[1,2]	250,932
250,000	Wells Fargo Bank N.A. 1.781%, 1/22/2018[1]	251,659
		3,379,914
	INDUSTRIAL – 1.3%
125,000	Caterpillar Financial Services Corp. 1.528%, 1/10/2020[1]	125,420
250,000	Northrop Grumman Corp. 1.750%, 6/1/2018	250,746
		376,166
	TECHNOLOGY – 1.4%
250,000	CA, Inc. 5.375%, 12/1/2019	272,159
125,000	Hewlett Packard Enterprise Co. 2.450%, 10/5/2017	125,665
		397,824
	UTILITIES – 1.1%
75,000	Dominion Resources, Inc. 1.875%, 1/15/2019	75,017
250,000	Southern Co. 1.300%, 8/15/2017	250,015
		325,032
	TOTAL CORPORATE (Cost $8,251,345)	8,260,455

	TOTAL BONDS (Cost $26,503,648)	26,506,215

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 8.6%
2,473,476	Federated Treasury Obligations Fund - Institutional Shares, 0.391%[5]	2,473,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,473,476)	2,473,476

	TOTAL INVESTMENTS – 103.2% (Cost $29,575,058)	$29,578,977
	Liabilities in Excess of Other Assets – (3.2)%	(921,565)

	TOTAL NET ASSETS – 100.0%	$28,657,412

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

PLC	– Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $9,241,670.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.
[6]	All or a portion of the loan is unfunded.
[7]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[8]	Denotes investments purchased on a when-issued or delayed delivery basis.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At January 31, 2017	Unrealized Appreciation (Depreciation)
(17)	2-Year U.S. Treasury Note (CBT)	March 2017	$(3,682,248)	$(3,685,547)	$(3,299)
TOTAL FUTURES CONTRACTS			$(3,682,248)	$(3,685,547)	$(3,299)

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUMMARY OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	2.1%
Bonds
Asset-Backed Securities	38.1%
Commercial Mortgage-Backed Securities	25.6%
Corporate	28.8%
Total Bonds	92.5%
Short-Term Investments	8.6%
Total Investments	103.2%
Liabilities in Excess of Other Assets	(3.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF ASSETS AND LIABILITIES
As of January 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $29,575,058)	$29,578,977
Cash	616
Cash held by broker	15,000
Receivables:
Investment securities sold	1,333
Interest	72,206
Prepaid offering costs	16,652
Prepaid expenses	24,960
Total assets	29,709,744

Liabilities:
Payables:
Investment securities purchased	975,250
Fund shares redeemed	5,000
Unrealized depreciation on open futures contracts	3,299
Offering costs - Advisor	39,541
Shareholder servicing fees (Note 6)	2,573
Auditing fees	6,835
Transfer agent fees and expenses	6,360
Fund administration fees	3,766
Custody fees	2,721
Fund accounting fees	2,078
Trustees' fees and expenses	908
Chief Compliance Officer fees	628
Accrued other expenses	3,373
Total liabilities	1,052,332

Net Assets	$28,657,412

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of January 31, 2017 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,639,160
Accumulated net investment income	21,984
Accumulated net realized loss on investments	(4,352)
Net unrealized appreciation (depreciation) on:
Investments	3,919
Futures contracts	(3,299)
Net Assets	$28,657,412

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$28,657,412
Shares of beneficial interest issued and outstanding	1,431,015
Offering and redemption price per share	$20.03

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF OPERATIONS
For the Period October 7, 2016* through January 31, 2017 (Unaudited)

Investment Income:
Interest	$104,413
Total investment income	104,413

Expenses:
Advisory fees	14,348
Transfer agent fees and expenses	10,129
Fund administration fees	8,263
Registration fees	7,627
Fund accounting fees	6,874
Auditing fees	6,835
Offering costs	5,808
Custody fees	3,273
Legal fees	3,268
Miscellaneous	3,123
Shareholder servicing fees (Note 6)	2,835
Trustees' fees and expenses	2,528
Shareholder reporting fees	1,506
Chief Compliance Officer fees	1,191
Insurance fees	48
Total expenses	77,656
Advisory fees waived	(14,348)
Other expenses absorbed	(34,624)
Net expenses	28,684
Net investment income	75,729

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(4,352)
Net change in unrealized appreciation/depreciation on:
Investments	3,919
Futures contracts	(3,299)
Net change in unrealized appreciation/depreciation	620
Net realized and unrealized loss on investments and futures contracts	(3,732)
Net Increase in Net Assets from Operations	$71,997

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period October 7, 2016* through January 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$75,729
Net realized loss on investments	(4,352)
Net change in unrealized appreciation/depreciation on investments
and futures contracts	620
Net increase in net assets resulting from operations	71,997

Distributions to Shareholders:
From net investment income	(53,745)
Total distributions to shareholders	(53,745)

Capital Transactions:
Net proceeds from shares sold	35,541,527
Reinvestment of distributions	50,091
Cost of shares redeemed	(6,952,458)
Net increase in net assets from capital transactions	28,639,160

Total increase in net assets	28,657,412

Net Assets:
Beginning of period	−
End of period	$28,657,412

Accumulated net investment income	$21,984

Capital Share Transactions:
Shares sold	1,775,721
Shares reinvested	2,507
Shares redeemed	(347,213)

Net increase in capital share transactions	1,431,015

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period October 7, 2016* through January 31, 2017 (Unaudited)

Net asset value, beginning of period	$20.00
Income from Investment Operations:
Net investment income[1]	0.08
Net realized and unrealized loss on investments	−	[2]
Total from investment operations	0.08
Less Distributions:
From net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$20.03

Total return[5]	0.41%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,657

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%	[4]
After fees waived and expenses absorbed	0.50%	[4]

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.46%	[4]
After fees waived and expenses absorbed	1.31%	[4]

Portfolio turnover rate	41%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

The Fund incurred offering costs of approximately $22,460, which are being amortized over a one-year period from October 7, 2016 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period October 7, 2016 (commencement of operations) through January 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the Fund's average daily net assets. This agreement is in effect until November 30, 2017, and may be terminated before that date only by the Trust’s Board of Trustees. In addition, the Advisor has agreed to voluntarily waive its advisory fees on the first $50 million of the Fund’s assets until December 31, 2017. The Advisor will not seek recoupment of the voluntary advisory fees waived during such period.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

For the period October 7, 2016 (commencement of operations) through January 31, 2017, the Advisor waived its advisory fees and absorbed other expenses totaling $48,972. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At January 31, 2017, the amount of these potentially recoverable expense was $48,972. The Advisor may recapture all or a portion of this amount no later than January 31, 2020.

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period October 7, 2016 (commencement of operations) through January 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period October 7, 2016 (commencement of operations) through January 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At January 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$29,575,058

Gross unrealized appreciation	$31,416
Gross unrealized depreciation	(27,497)

Net unrealized appreciation on investments	$3,919

Note 5 – Investment Transactions
For the period ended October 7, 2016 (commencement of operations) through January 31, 2017, purchases and sales of investments, excluding short-term investments, were $29,820,233 and $5,223,301, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period October 7, 2016 (commencement of operations) through January 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$599,286	$-	$599,286
Bonds
Asset-Backed Securities	-	10,924,497	-	10,924,497
Commercial Mortgage-Backed Securities	-	7,321,263	-	7,321,263
Corporate**	-	8,260,455	-	8,260,455
Short-Term Investments	2,473,476	-	-	2,473,476
Total Assets	$2,473,476	$27,105,501	$-	$29,578,977

Liabilities
Other Financial Instruments***
Futures Contracts	$3,299	$-	$-	$3,299
Total Liabilities	$3,299	$-	$-	$3,299

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 9 – Events Subsequent to Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on September 20-22, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) with respect to the Palmer Square Ultra Short Duration Investment Grade Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; compliance policies and procedures; information regarding the background and experience of relevant personnel who would be providing services to the Fund; disaster recovery and contingency planning; returns of a private investment fund (the “Private Fund”) managed by the Investment Advisor using investment objectives, processes, philosophies and risks substantially similar to those of the Fund compared to returns of the BofA ML U.S. Treasury Bill Index for one- and three-year periods ended June 30, 2016; and reports comparing the proposed investment advisory fees and estimated total expenses of the Fund with those of a group of funds selected by Morningstar, Inc. (the “Peer Group”) from its Short-Term Bond fund universe (the “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In reviewing and approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to performance results, the meeting materials indicated that the annualized net returns of the Private Fund for the one- and three-year periods were higher than the returns of the BofA ML U.S. Treasury Bill Index.

The Board also considered the overall quality of the proposed services to be provided by the Investment Advisor to the Fund, noting its familiarity with the Investment Advisor as an investment advisor to four other series of the Trust. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fee and estimated total expenses of the Fund. The meeting materials indicated that the proposed annual advisory fee to be paid by the Fund (gross of fee waivers) was lower than the Peer Group and Expense Universe medians. The Trustees noted that the proposed advisory fee for the Fund was the same as the advisory paid to the Investment Advisor by the Private Fund.

In considering the estimated total expenses to be paid by the Fund, the meeting materials indicated that the estimated total expenses (net of fee waivers) were the same as the Expense Universe median, and slightly higher than the Peer Group median by 0.03%. The Board noted, however, that the estimated net assets of the Fund in its first year were significantly lower than the average net assets of funds in the Peer Group.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations, taking into account estimated assets of $10 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing some of the operating expenses with respect to the Fund during its first year of operations. The Board also considered the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than the receipt of its investment advisory fee), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any fee breakpoints, during the Fund’s startup period the Fund’s asset level would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Palmer Square Ultra-Short Duration Investment Grade Fund
EXPENSE EXAMPLE
For the Periods Ended January 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from October 7, 2016 (commencement of operations) to January 31, 2017.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from August 1, 2016 to January 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	10/7/16*	1/31/17	10/7/16* – 1/31/17
	$ 1,000.00	$ 1,004.10	$ 1.60
Hypothetical (5% annual return before expenses)^	8/1/16	1/31/17	8/1/16 – 1/31/17
	$ 1,000.00	$ 1,022.70	$ 2.53

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 117/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Ultra-Short Duration Investment Grade Fund
A series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Ultra-Short Duration Investment Grade Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Ultra-Short Duration Investment Grade Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	4/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	4/10/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	4/10/2017